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                    [NATIONAL LIFE of VERMONT LETTERHEAD]


LAW DEPARTMENT


                                               March 21, 1996

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

Re:  National Life Insurance Company
     National Variable Life Insurance Account
     File No. 33-91938

Sirs:

     On behalf of National Life Insurance Company (the "Company") and National Variable Life Insurance Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment
No. 1 to the Form S-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 12, 1996 via EDGARLINK.

                                      Sincerely,


                                      /s/ D. RUSSELL MORGAN
                                      ----------------------
                                      D. Russell Morgan
                                      Counsel